Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($)	Predecessor Convertible Preferred Stock Series Seed	Predecessor Convertible Preferred Stock Series A	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Accumulated Deficit	Predecessor	Successor Convertible Preferred Stock Series A	Successor Convertible Preferred Stock Series B	Successor Common Stock Series A	Successor Additional Paid-in Capital	Successor Accumulated Deficit	Successor Stock Subscriptions Receivable	Successor	Convertible Preferred Stock Series Seed	Convertible Preferred Stock Series A	Common Stock Class A Phoenix Biotech Acquisition Corp	Common Stock Class B Phoenix Biotech Acquisition Corp	Common Stock	Additional Paid-in Capital Phoenix Biotech Acquisition Corp	Additional Paid-in Capital	Accumulated Deficit Phoenix Biotech Acquisition Corp	Accumulated Deficit	Phoenix Biotech Acquisition Corp	Total
Balance at Dec. 31, 2021														$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 897		$ 541,872	$ (7,670,412)	$ (23,971,128)	$ (7,669,865)	$ (23,428,359)
Balance (in Shares) at Dec. 31, 2021														5,155,703	22,764,764	885,000	4,596,250	8,974,421
Issuance of common stock from exercise of stock options																		$ 7		5,618				5,625
Issuance of common stock from exercise of stock options (in Shares)																		70,312
Stock based compensation expense																				381,070				381,070
Accretion for Class A Common Stock Subject to Redemption																					(2,662,553)		(2,662,553)
Net loss																					(667,736)	(11,829,116)	(667,736)	(11,829,116)
Balance at Dec. 31, 2022	$ 4,077,560	$ 38,023,784	$ 904	$ 928,560	$ (35,800,244)	$ (34,870,780)								$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 904		928,560	(11,000,701)	(35,800,244)	(11,000,154)	(34,870,780)
Balance (in Shares) at Dec. 31, 2022	5,155,703	22,764,764	9,044,733											5,155,703	22,764,764	885,000	4,596,250	9,044,733
Issuance of common stock from exercise of stock options			$ 2	5,165		5,167
Issuance of common stock from exercise of stock options (in Shares)			16,666
Stock based compensation expense				28,144		28,144
Net loss					(2,438,330)	(2,438,330)
Balance at Mar. 31, 2023	$ 4,077,560	$ 38,023,784	$ 906	961,869	(38,238,574)	(37,275,799)
Balance (in Shares) at Mar. 31, 2023	5,155,703	22,764,764	9,061,399
Balance at Dec. 31, 2022	$ 4,077,560	$ 38,023,784	$ 904	928,560	(35,800,244)	(34,870,780)								$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 904		928,560	(11,000,701)	(35,800,244)	(11,000,154)	(34,870,780)
Balance (in Shares) at Dec. 31, 2022	5,155,703	22,764,764	9,044,733											5,155,703	22,764,764	885,000	4,596,250	9,044,733
Net loss						(4,530,837)
Balance at Jun. 30, 2023	$ 4,077,560	$ 38,023,784	$ 907	989,744	(40,331,081)	(39,340,430)
Balance (in Shares) at Jun. 30, 2023	5,155,703	22,764,764	9,068,899
Balance at Dec. 31, 2022	$ 4,077,560	$ 38,023,784	$ 904	928,560	(35,800,244)	(34,870,780)								$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 904		928,560	(11,000,701)	(35,800,244)	(11,000,154)	(34,870,780)
Balance (in Shares) at Dec. 31, 2022	5,155,703	22,764,764	9,044,733											5,155,703	22,764,764	885,000	4,596,250	9,044,733
Issuance of common stock from exercise of stock options																		$ 3		5,763				$ 5,766
Issuance of common stock from exercise of stock options (in Shares)																		24,166						24,166
Stock based compensation expense																				96,896				$ 96,896
Accretion for Class A Common Stock Subject to Redemption																					(606,346)		(606,346)
Excise tax liability accrued for Class A common stock redemptions																					(56,389)		(56,389)
Conversion of Class B common stock to Class A common stock																$ 459	$ (459)
Conversion of Class B common stock to Class A common stock (in Shares)																4,596,250	(4,596,250)
Net loss																					(2,536,233)	(7,289,577)	(2,536,233)	(7,289,577)
Balance at Dec. 31, 2023	$ 4,077,560	$ 38,023,784	$ 907	1,031,219	(43,089,821)	(42,057,695)								$ 4,077,560	$ 38,023,784	$ 547		$ 907		1,031,219	(14,199,669)	(43,089,821)	(14,199,122)	(42,057,695)
Balance (in Shares) at Dec. 31, 2023	5,155,703	22,764,764	9,068,899											5,155,703	22,764,764	5,481,250		9,068,899
Balance at Mar. 31, 2023	$ 4,077,560	$ 38,023,784	$ 906	961,869	(38,238,574)	(37,275,799)
Balance (in Shares) at Mar. 31, 2023	5,155,703	22,764,764	9,061,399
Issuance of common stock from exercise of stock options			$ 1	599		600
Issuance of common stock from exercise of stock options (in Shares)			7,500
Stock based compensation expense				27,276		27.276
Net loss					(2,092,507)	(2,092,507)
Balance at Jun. 30, 2023	$ 4,077,560	$ 38,023,784	$ 907	989,744	(40,331,081)	(39,340,430)
Balance (in Shares) at Jun. 30, 2023	5,155,703	22,764,764	9,068,899
Balance at Dec. 31, 2023	$ 4,077,560	$ 38,023,784	$ 907	1,031,219	(43,089,821)	(42,057,695)								$ 4,077,560	$ 38,023,784	$ 547		$ 907		$ 1,031,219	$ (14,199,669)	$ (43,089,821)	$ (14,199,122)	$ (42,057,695)
Balance (in Shares) at Dec. 31, 2023	5,155,703	22,764,764	9,068,899											5,155,703	22,764,764	5,481,250		9,068,899
Stock based compensation expense				4,431		4,431
Net loss					(572,211)	(572,211)
Balance at Feb. 13, 2024	$ 4,077,560	$ 38,023,784	$ 907	1,035,650	(43,662,032)	(42,625,475)	$ 8,937,852		$ 1,452	$ 53,898,434	$ (63,185,641)	$ (2,000,000)	$ (2,347,903)
Balance (in Shares) at Feb. 13, 2024	5,155,703	22,764,764	9,068,899				10,039		14,531,847
Issuance of Series B shares sold to investors								$ 500,000				(500,000)
Issuance of Series B shares sold to investors (in Shares)								626
Stock based compensation expense										96,289			96,289
Net loss											(1,727,483)		(1,727,483)
Balance at Mar. 31, 2024							$ 8,937,852	$ 500,000	$ 1,452	53,994,723	(64,913,124)	(2,500,000)	(3,979,097)
Balance (in Shares) at Mar. 31, 2024							10,039	626	14,531,847
Balance at Feb. 13, 2024	$ 4,077,560	$ 38,023,784	$ 907	$ 1,035,650	$ (43,662,032)	$ (42,625,475)	$ 8,937,852		$ 1,452	53,898,434	(63,185,641)	(2,000,000)	(2,347,903)
Balance (in Shares) at Feb. 13, 2024	5,155,703	22,764,764	9,068,899				10,039		14,531,847
Net loss													(4,176,137)
Balance at Jun. 30, 2024							$ 8,939,727	$ 500,000	$ 2,273	57,582,881	(67,361,778)	(2,194,971)	(2,531,868)
Balance (in Shares) at Jun. 30, 2024							10,042	626	22,737,764
Balance at Mar. 31, 2024							$ 8,937,852	$ 500,000	$ 1,452	53,994,723	(64,913,124)	(2,500,000)	(3,979,097)
Balance (in Shares) at Mar. 31, 2024							10,039	626	14,531,847
Cash received for Series B stock subscription												500,000	500,000
Issuance of Series A shares for rounding purchases							$ 1,875			128			2,003
Issuance of Series A shares for rounding purchases (in Shares)							3
Issuance of common stock for Arena Equity Line of Credit (ELOC)									$ 35	499,965			500,000
Issuance of common stock for Arena Equity Line of Credit (ELOC) (in Shares)									345,566
Purchases of Common Stock under Keystone ELOC, net of issuance costs of $933,345									$ 786	1,699,327		(194,971)	1,505,142
Purchases of Common Stock under Keystone ELOC, net of issuance costs of $933,345 (in Shares)									7,860,351
Stock based compensation expense										1,388,738			1,388,738
Net loss											(2,448,654)		(2,448,654)
Balance at Jun. 30, 2024							$ 8,939,727	$ 500,000	$ 2,273	$ 57,582,881	$ (67,361,778)	$ (2,194,971)	$ (2,531,868)
Balance (in Shares) at Jun. 30, 2024							10,042	626	22,737,764